Financial Instruments and Financial Risk Management (Details) - Schedule of Changes in Level 3 Financial Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance beginning	$ 26	$ 488	$ 3,047
Payment of contingent consideration			(915)
Changes within profit or loss			(1,644)
Balance ending	109	26	488
Derivative financial instruments [Member]
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance beginning	26	488	1,448
Initial recognition of financial liability	1,197
Conversion to equity or financial liability	(1,116)
Payment of contingent consideration
Changes within profit or loss	2	(462)	(960)
Balance ending	$ 109	26	488
Contingent consideration [Member]
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance beginning			1,599
Payment of contingent consideration			(915)
Changes within profit or loss			(684)
Balance ending